Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	May 31, 2025	May 31, 2025
Columbia Multi Strategy Alternatives Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	(1.69%)	1.86%	(2.21%)
Columbia Multi Strategy Alternatives Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1]	2.59%	2.29%	(2.37%)
Columbia Multi Strategy Alternatives Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	4.58%	3.30%	(1.40%)
Without Sales Load [Member] | Columbia Multi Strategy Alternatives Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	4.30%	3.06%	(1.63%)
Without Sales Load [Member] | Columbia Multi Strategy Alternatives Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	3.55%	2.29%	(2.37%)
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		7.03%	(1.35%)	0.94%
FTSE One-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE One-Month U.S. Treasury Bill Index
Average Annual Return, Percent		4.90%	2.76%	1.92%
HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Average Annual Return, Percent		3.93%	3.66%	1.87%

[1]	The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.